Intangible Assets - Additional Information (Detail) - BG Group Plc [Member] | - USD ($) $ in Millions	Dec. 31, 2017	Feb. 15, 2016
Disclosure Of Intangible Assets [Line Items]
Goodwill		$ 10,997
Integrated Gas [Member]
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 4,954
Upstream [Member]
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 6,013